Preferred Stock (Details Narrative) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Series A Preferred Stock [Member]
Preferred stock, shares authorized	10,000,000	10,000,000
Dividends rate	9.50%	9.50%
Original issue price	$ 1.00	$ 1.00
Initial conversion price	$ 1.00	$ 1.00
Series B Preferred Stock [Member]
Preferred stock, shares authorized	500	500	500
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Dividends rate	9.50%	9.50%
Original issue price	$ 10,000	$ 10,000
Initial conversion price	$ 0.75	$ 0.75